Other Income (Expenses), Net - Summary of Other Income (Expenses), Net (Detail) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)
Other Income and Expenses [Abstract]
Fair value change of short-term investments	¥ 2,557	$ 377	¥ 332
Income of incentive payment from depository bank	1,731	255
Net foreign exchange gains (losses)	(1,760)	(260)	1,489
Subsidy income	10,658	1,570	180
Fair value change of other financial assets			(145)
Gains on deconsolidation of a subsidiary (Note 7)	407,598	60,033
Others	116	17	(98)
Other Income (Expenses), Net	¥ 420,900	$ 61,992	¥ 1,758